DEBT - Principal Maturities of Long-Term Debt and Capital Lease Obligations (Details) $ in Thousands	Dec. 30, 2023 USD ($)
Principal Maturities
2024	$ 42,823
2025	640
2026	186
2027	3,896
2028	40,223
Thereafter	188,666
Total	$ 276,434